Employee Option Plans (Details) - Schedule of Matrix stock-based compensation activity (and not Magic software) - Matrix [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Employee Option Plans (Details) - Schedule of Matrix stock-based compensation activity (and not Magic software) [Line Items]
Number of options, Outstanding at beginning of year | shares	1,674,134
Weighted average exercise price, Outstanding at beginning of year | $ / shares	$ 10.7
Weighted average remaining contractual term, Outstanding at beginning of year	2 years 10 months 17 days
Aggregate intrinsic value, Outstanding at beginning of year | $	$ 19,935
Number of options, Exercised | shares	(811,378)
Weighted average exercise price, Exercised | $ / shares	$ 10.7
Weighted average remaining contractual term, Exercised
Aggregate intrinsic value, Exercised | $	$ (11,159)
Number of options, Outstanding at end of year | shares	862,756
Weighted average exercise price, Outstanding at end of year | $ / shares	$ 11.41
Weighted average remaining contractual term, Outstanding at end of year	1 year 11 months 4 days
Aggregate intrinsic value, Outstanding at end of year | $	$ 17,513
Number of options, Exercisable at end of year | shares	51,378
Weighted average exercise price, Exercisable at end of year | $ / shares
Weighted average remaining contractual term, Exercisable at end of year
Aggregate intrinsic value, Exercisable at end of year | $	$ 1,560